Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Reversal of AMT credits	$ 1,800
Change in tax rate, deferred tax asset, provisional income tax expense	29,400
Tax credits	3,569	$ 4,399
Unrecognized tax benefits	3,096	5,253	$ 6,184	$ 6,756
Unrecognized tax benefits that would impact effective tax rate		$ 1,600
Federal Tax Authority
Income Tax Disclosure [Line Items]
Operating loss carry forwards	39,700
Tax credits	3,000
State Tax Jurisdiction
Income Tax Disclosure [Line Items]
Operating loss carry forwards	60,000
Tax credits	$ 4,200